Other Investments (Details) $ in Thousands		12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 JPY (¥)	Oct. 31, 2022 JPY (¥)	Oct. 22, 2022 shares
Other Investments (Details) [Line Items]
Fair value of the investment			$ 3
Purchased traded stock (in Shares) | shares							100
Cash consideration (in Yen) | ¥						¥ 364,148
Fair value investment		3			¥ 364,148
Investment Fund One [Member]
Other Investments (Details) [Line Items]
Fair value of the investment	$ 15,000	7,610
Investment fund redemption notice period	1 month
Fair value loss			5,543
Fair value gain		566
Investment Fund Two [Member]
Other Investments (Details) [Line Items]
Fair value of the investment	$ 17,100
Fair value loss		3,314	$ 7,415
Investment fund redemption period	3 years
Redeemed investment		$ 1,300